Profit (Loss) for the Year	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Profit (Loss) for the Year

NOTE 36—PROFIT (LOSS) FOR THE YEAR

Profits (losses) for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Profit (loss) for the year	1,287	1,966	661
Attributable to:
Owners of the Parent
Profit (loss) from continuing operations	1,121	1,811	(159)
Profit (loss) from Discontinued operations/Non-current assets held for sale	—	(3)	89

Profit (loss) for the year attributable to owners of the Parent	1,121	1,808	(70)

Non-controlling interests
Profit (loss) from continuing operations	166	108	209
Profit (loss) from Discontinued operations/Non-current assets held for sale	—	50	522

Profit (loss) for the year attributable to Non-Controlling interests	166	158	731